Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value and NAV of Investments
Investments measured at fair value on a recurring basis consisted of the following types of instruments (in thousands):

		Fair Value at December 31,
		2025	2024
Mutual funds	Level 1	$494,412	$494,796
Participant-directed brokerage accounts	Level 1	152,848	127,235
Company stock	Level 1	165,180	135,522
Common trust funds	Level 2	3,633,641	3,082,124
Total investments measured at fair value		$4,446,081	$3,839,677